Operating Segments and Geographical Information	6 Months Ended
Jun. 30, 2024
Operating Segments and Geographical Information [Abstract]
OPERATING SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 4 - OPERATING SEGMENTS AND GEOGRAPHICAL INFORMATION:

The Company operates its business and reports its financial results in four operating segments:

a.	Architecture – this segment focuses on sales for both interior and exterior applications for commercial, retail, residential, healthcare and hospitality customers.

b.	Automotive – this segment focuses on sales that enable OEMs to incorporate Company’s technology into glass rooftops, side windows and windshields to replace conventional mechanical sun visors and shades.

c.	Safety tech – this segment focuses on sales of advanced driver assistance systems for buses, coaches, recreational vehicles and specific vehicles, such as camera and motion sensor systems, smart mirrors and safety doors.

d.	Aeronautics - this segment focuses on the sale of shading and cabin management systems in private and commercial aircraft and helicopters.

The Company’s Chief Executive Office (“CEO”) was identified as the chief operating decision maker (“CODM”). The CODM reviews the financial information based on the Group’s financial statements, accompanied by disaggregated information about revenues and gross margin to make decisions about resources to be allocated to the segments and assess their performance.

The Company’s segments structure has been updated and the architecture segment and the automotive segment presented separately as of January 2024 and the CODM reviews this segment structure.

e.	Segment Information:

	For the period of six months ended June 30, 2024
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	20,181	5,255	2,218	21,484	49,138
Intersegment revenues	1,761	104	-	-	1,865
Gross profit (loss) (segment profit)	8,549	1,676	(533)	3,761	13,453

	For the period of six months ended June 30, 2023
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	14,811	6,345	658	15,553	37,367
Intersegment revenues	633	-	-	-	633
Gross profit (loss) (segment profit)	4,743	2,071	(116)	2,630	9,328

	For the period of three months ended June 30, 2024
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	10,045	2,625	912	10,827	24,409
Intersegment revenues	782	104	-	-	886
Gross profit (loss) (segment profit)	3,914	916	(148)	2,232	6,914

	For the period of three months ended June 30, 2023
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	7,816	3,329	508	8,281	19,934
Intersegment revenues	633			-	633
Gross profit (loss) (segment profit)	2,140	1,038	(72)	1,240	4,346

	For the three months ended, June 30,		For the six months ended, June 30,
	2024	2023	2024	2023
Total revenues for reportable segments	$25,295	$20,567	$51,003	$38,000
Elimination of intersegment revenues	(886)	(633)	(1,865)	(633)
Total consolidated revenues	24,409	19,934	49,138	37,367

Total reportable segment profit	6,914	4,346	13,453	9,328
Amounts not allocated to segments:
Amortization of Technology and lease assets included in cost of revenues	322	326	646	644
Research and development expenses, net	4,131	3,836	8,512	7,281
General and administrative expenses	5,271	3,724	11,400	6,336
Sales and marketing expenses	4,153	3,831	8,443	6,742
Depreciation and amortization	1,021	860	2,042	1,756
Other expenses, net	(63)	595	(38)	953
Consolidated operating loss	(7,921)	(8,826)	(17,552)	(14,384)
Other income	130	4	130	4
Financial expenses, net	(15,274)	(9,939)	(18,828)	(22,886)
Consolidated loss before income taxes	$(23,065)	$(18,761)	$(36,250)	$(37,266)

f.	Geographical information:

The following table summarizes revenue by region based on the shipping address of customers:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
United States	6,686	$5,987	$13,954	$10,955
Israel	171	259	432	770
France	7,280	4,474	12,375	9,797
Rest of Europe	5,601	5,568	13,526	10,901
Asia	3,779	1,711	6,747	2,876
Rest of world	892	1,935	2,104	2,068
	24,409	$19,934	$49,138	$37,367